Intangible assets, net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Intangible assets, net [Abstract]
2015	$ 26,376
2016	24,368
2017	22,717
2018	15,504
2019	13,978
2020 and thereafter	64,753
Total	$ 167,696